CONVERTIBLE NOTES, 2018, 2019 and 2020 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 09, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Convertible Notes With Cash Conversion Option [Abstract]
Equity component		$ 240,582	$ 284,727
Recognized total interest expense for coupon interest			25,480	$ 9,703
Amortization of debt discount			65,111	20,856
Exchange and conversion of Convertible Notes [Abstract]
Loss on debt extinguishment			$ (22,647)	$ 0
2018 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date			Jun. 18, 2018
Maturity date			Jul. 01, 2023
Principal amount			$ 575,000
Interest rate			2.25%
Initial conversion rate (ADSs per $1 principal amount)			50.5165
Outstanding principal amount convert whole or partly in integral multiples			$ 1
Initial conversion rate per ADS (in dollars per share)			$ 19.80
Agreed conversion date			Jan. 01, 2023
Convertible Notes With Cash Conversion Option [Abstract]
Liability component			$ 410,926
Effective interest rate			9.38%
Equity component			$ 152,714
Debt issuance cost, allocated in proportion to the allocation of proceeds			11,360
Exchange and conversion of Convertible Notes [Abstract]
Amount of outstanding principal converted			439,016
Loss on debt extinguishment			$ (22,647)
2018 Convertible Notes [Member] | Subsequent Event [Member]
Exchange and conversion of Convertible Notes [Abstract]
Amount of outstanding principal converted	$ 86,979
2019 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date			Nov. 18, 2019
Maturity date			Dec. 01, 2024
Principal amount			$ 1,150,000
Interest rate			1.00%
Initial conversion rate (ADSs per $1 principal amount)			19.9475
Outstanding principal amount convert whole or partly in integral multiples			$ 1
Initial conversion rate per ADS (in dollars per share)			$ 50.13
Agreed conversion date			Jun. 01, 2024
Convertible Notes With Cash Conversion Option [Abstract]
Liability component			$ 897,918
Effective interest rate			6.03%
Equity component			$ 240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds			$ 11,500
2019 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)			$ 50.13
Capped calls initial cap price (in dollars per shares)			$ 70.36
2019 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped calls economic dilutive potential common stock (in shares)			22,940,000
Capped call transaction price			$ 97,060
2020 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date			May 22, 2020
Maturity date			Dec. 01, 2025
Principal amount			$ 1,150,000
Interest rate			2.38%
Initial conversion rate (ADSs per $1 principal amount)			11.0549
Outstanding principal amount convert whole or partly in integral multiples			$ 1
Initial conversion rate per ADS (in dollars per share)			$ 90.46
Agreed conversion date			Sep. 01, 2025
Convertible Notes With Cash Conversion Option [Abstract]
Liability component			$ 856,635
Effective interest rate			8.21%
Equity component			$ 284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds			$ 8,638
2020 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)			$ 90.46
Capped calls initial cap price (in dollars per shares)			$ 136.54
2020 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped calls economic dilutive potential common stock (in shares)			12,713,000
Capped call transaction price			$ 135,700